SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Composition of Ordinary Shares
Following the closing of the IPO and the 1-for-130 split of the Company's ordinary shares, the share capital composed of ordinary shares of NIS 0.0000769 par value, as follows:

	Number of ordinary shares
	December 31
	2018	2017
Authorized	140,010,000	130,000,000
Issued	11,459,780	4,490,720

Schedule of Weighted Average Assumptions
The fair value of each option granted (except options with an exercise price of par value, as described below) is estimated at the date of grant using the Black-Scholes option-pricing model, with the following weighted average assumptions:

	2018	2017	2016
Ordinary share price	$6.31	$5.95	7.83
Exercise price	$5.35	$5.95	3.68
Dividend yield	-	-	-
Expected volatility	68%	73.77%	76%
Risk-free interest rate	2.23%	1.67%	1.05%
Expected life – in years	4.07	7.94	4.11

Schedule of Changes in Number of Options and Weighted Average Exercise Prices
Changes in the number of options and weighted average exercise prices are as follows:

	Year ended December 31,
	2018		2017			2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	3,044,990	$4.59	1,136,590	$1.43	921,960	$0.92
Forfeited	(718,120)	5.73	(36,270)	2.27	-	-
Exercised (*)	(31,460)	-	-	-	-	-
Granted	143,000	$5.35	1,944,670	$6.39	214,630	3.63
Outstanding at end of year	2,438,410	$4.36	3,044,990	$4.59	1,136,590	1.43
Exercisable at end of year	1,837,160	$1.67	1,430,780	$2.92	835,380	0.721

(*) The total intrinsic value of options exercised during the year ended December 31, 2018, was approximately $181 thousand.

Schedule of Information about Exercise Price and Remaining Contractual Life of Outstanding Options
The following is information about the exercise price and remaining contractual life of outstanding options at year-end:

December 31, 2018			December 31, 2017
Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life
602,810	*	0.55	634,270	*	1.67
27,560	$1.85	0.67	33,020	$1.85	1.7
36,010	$2.43	1.41	36,010	$2.43	2.42
65,000	$2.11	1.05	32,500	$2.11	2.05
11,050	$1.85	2.21	11,050	$1.85	3.21
205,920	$3.69	3.36	355,030	$3.69	4.2
1,342,770	$6.31	6.39	1,795,820	$6.31	7.77
147,290	$7.54	4.26	147,290	$7.54	5.26

* Par value